Income Taxes (Tables)	12 Months Ended
Dec. 30, 2012
Income Tax Disclosure [Abstract]
Provision for income taxes
The provision for taxes on income consists of:

(Dollars in Millions)	2012	2011	2010
Currently payable:
U.S. taxes	$2,023	2,392	2,063
International taxes	1,277	1,133	1,194
Total currently payable	3,300	3,525	3,257
Deferred:
U.S. taxes	(120)	(690)	(4)
International taxes	81	(146)	360
Total deferred	(39)	(836)	356
Provision for taxes on income	$3,261	2,689	3,613

Comparison of income taxes at Statutory rate and Company's effective tax rate
A comparison of income tax expense at the U.S. statutory rate of 35% in 2012, 2011 and 2010, to the Company’s effective tax rate is as follows:

(Dollars in Millions)	2012	2011	2010
U.S.	$4,664	3,634	6,392
International	9,111	8,727	10,555
Earnings before taxes on income:	$13,775	12,361	16,947
Tax rates:
U.S. statutory rate	35.0%	35.0	35.0
International operations excluding Ireland	(9.8)	(14.0)	(7.5)
Ireland and Puerto Rico operations	(3.9)	(1.8)	(5.1)
Research and orphan drug tax credits	—	(0.8)	(0.6)
U.S. state and local	1.3	2.1	1.0
U.S. manufacturing deduction	(0.9)	(0.8)	(0.5)
U.S. tax on international income	1.1	(0.4)	(0.6)
All other(1)	0.9	2.5	(0.4)
Effective tax rate	23.7%	21.8	21.3

(1) Includes U.S. expenses not fully tax deductible primarily related to litigation expense.

Deferred income tax assets and liabilities
Temporary differences and carryforwards for 2012 and 2011 were as follows:

	2012 Deferred Tax		2011 Deferred Tax
(Dollars in Millions)	Asset	Liability	Asset	Liability
Employee related obligations	$3,343		3,028
Stock based compensation	1,199		1,358
Depreciation		(933)		(865)
Non-deductible intangibles		(6,261)		(2,997)
International R&D capitalized for tax	1,599		1,509
Reserves & liabilities	1,908		1,527
Income reported for tax purposes	726		903
Net operating loss carryforward international	1,117		1,183
Miscellaneous international	1,291	(371)	1,261	(422)
Miscellaneous U.S.	915		817
Total deferred income taxes	$12,098	(7,565)	11,586	(4,284)

Changes in/activity related to unrecognized tax benefits
The following table summarizes the activity related to unrecognized tax benefits:

(Dollars in Millions)	2012	2011	2010
Beginning of year	$2,699	2,307	2,403
Increases related to current year tax positions	538	402	465
Increases related to prior period tax positions	57	87	68
Decreases related to prior period tax positions	(41)	(77)	(431)
Settlements	(120)	(16)	(186)
Lapse of statute of limitations	(79)	(4)	(12)
End of year	$3,054	2,699	2,307